Correction of errors	12 Months Ended
Dec. 31, 2019
30. Correction of errors

Subsequent to the filing of Form 20F for the financial year ended December 31, 2017, management identified the following accounting errors:

1.

The Group had over accrued certain interest expenses of RMB4,349,000 which should have been recorded in the year of 2018. This error understated the net profit of RMB4,349,000 in 2017, overstated other payable of RMB3,618,000 and overstated interest payable of RMB731,000 as of December 31, 2017.

2.

There was a total of RMB14,604,000 payable for expenses related to the reverse merger and equity transaction should have been accrued for as of December 31, 2017. RMB8,175,000 was determined to be related to the reverse merger while RMB6,429,000 was determined to be related to the equity transaction. These errors caused an overstatement of net profit in the amount of RMB8,175,000, understatement of other payable of RMB14,604,000 and overstatement of shareholders’ equity of RMB6,429,000 (or RMB5,143,000 after accounted for non-controlling interests).

3.	Income tax impact for the errors stated in 1 and 2 above totaled RMB269,000 which understated the net profit for the year ended December 31, 2017.

4.

The Group overstated deferred tax assets of RMB645,000 of December 31, 2017. As a result, such deferred tax asset was being reversed. This error overstated net profit by RMB645,000 for the year ended December 31, 2017.

5.

The Group incorrectly computed earnings per share using net profit, instead of using net profit attributable to equity holders of the Company. Basic and diluted earnings per share impact for errors stated in 1, 2, 3, 4 and 5 was RMB0.04 per share.

6.

The Group incorrectly classified a deposit of RMB14,928,000 to purchase certain floors of an office building as prepaid expenses – current. Due to non-current nature of property and equipment to be acquired, such deposit should be classified as non-current as of December 31, 2017.

7.

The Group incorrectly accrued the statutory reserve and general risk reserve in accordance with the PRC regulatory requirements. As a result, under the equity section, the statutory reserve was understated by RMB7,017,000 (or RMB5,614,000 after accounted for non-controlling interests), general risk reserve was understated by RMB4,908,000 (or RMB3,926,000 after accounted for non-controlling interests) and retained earnings were overstated by RMB11,925,000 (or RMB9,540,000 after accounted for non-controlling interests).

8.

The Group classified loan receivables in cash flow from investing activities as originated loan disbursement and repayments of loans from customers. However, since the Group’s principal business activities is to provide loan to customers to earn interest income, such activities should be considered as operating activities. As a result, cash flows generated by operating activities was overstated by RMB121,040,000 and RMB213,138,000 for the year ended December 31, 2017 and 2016, respectively. While cash flows used in investing activities was overstated by RMB121,040,000 and RMB213,138,000 for the year ended December 31, 2017 and 2016, respectively.

9.

The Group understated proceeds received from shareholders’ loans by RMB38,600,000 and repayment of shareholders’ loans by RMB38,600,000 for the year ended December 31, 2017. The net result of both items was nil. There was no impact to the net cash generated by financing activities.

10.

The Group understated proceeds received from shareholders’ loans by RMB48,000,000 and repayments of shareholders’ loans by RMB58,000,000 for the year ended December 31, 2016. There was no impact to the net cash generated by financing activities

 As a result, the financial statements for the years ended December 31, 2017 and 2016 have been restated, respectively, as follows:

	December 31, 2017
Statement of profit and other comprehensive income (extract)	As previously reported	Adjustments	As currently reported
	RMB’000	RMB’000	RMB’000

Interest expense (note 30.1)	(38,140)	4,349	(33,791)
Total interest expense	(38,814)	4,349	(34,465)

General and administrative (note 30.2)	(26,720)	(8,175)	(34,895)
Total operating costs and expenses	(29,858)	(8,175)	(38,033)

Profit before income taxes (notes 30.1 and 30.2)	48,202	(3,826)	44,376
Income tax expense (notes 30.3 and 30.4)	(14,636)	(914)	(15,550)
Net profit	33,566	(4,740)	28,826
Basic and diluted earnings per share (note 30.5)	0.14	(0.04)	0.10

Balance sheet (extract)	As of December 31, 2017
		Restatement Adjustments
	As previously reported	Adjustments	Other impacts	As currently reported
	RMB’000	RMB’000	RMB’000	RMB’000
Current assets
Prepaid expenses and others (note 30.6)	15,411	-	(14,928)	483
Total current assets	868,146	-	(14,928)	853,218

Non-current assets
Prepayment for a property (note 30.6)	-	-	14,928	14,928
Deferred tax asset (note 30.5)	645	(645)	-	-
Total non-current assets	983	(645)	14,928	15,266

Total assets	869,129	(645)	-	868,484

Current liabilities
Income taxes payable (note 30.3)	14,851	269	-	15,120
Interest payable (note 30.1)	4,560	(731)	-	3,829
Other payable (notes 30.1 and 30.2)	15,730	10,986	-	26,716
Total current liabilities	265,076	10,524	-	275,600
Shareholders’ equity
Additional paid-in capital (note 30.2)	388,317	(5,143)	-	383,174
Statutory reserve (note 30.7)	7,751	-	5,614	13,365
General risk reserve (note 30.7)	5,891	-	3,926	9,817
Retained earnings	80,958	(3,792)	(9,540)	67,626
Non-controlling interests in equity	120,811	(2,234)	-	118,577
Total shareholders’ equity	604,053	(11,169)	-	592,884

Total equity and liabilities	869,129	(645)	-	868,484

	December 31, 2017
Cash flow Statement (extract)	As previously reported	Adjustments	Other impacts	As currently reported
	RMB’000	RMB’000	RMB’000	RMB’000

Cash flow from operating activities
Profit before income taxes (notes 30.1 and 30.2)	48,202	(3,826)	-	44,376
Credit impairment losses	6,402	-	(2,822)	3,580
Operating profit before changes in working capital	55,045	(3,826)	(2,822)	48,397
Interest receivables	(22,309)	-	2,822	(19,487)
Loans receivable (note 30.8)	-	-	(121,040)	(121,040)
Interest payable (note 30.1)	1,333	(731)	-	602
Other payable (notes 30.1 and 30.2)	13,046	10,986	-	24,032
Net cash generated/(used) by operating activities	58,585	6,429	(121,040)	(56,026)
Net cash generated/(used) by operating activities	44,192	6,429	(121,040)	(70,419)

Cash flow from investing activities
Originated loan disbursements (note 30.8)	(397,190)	-	397,190	-
Repayments of loans from customers (note 30.8)	276,150	-	(276,150)	-
Net cash used in investing activities (note 30.8)	(135,968)	-	121,040	(14,928)

Cash flow from financing activities
Share issuance expenses (note 30.2)	(9,198)	(6,429)	-	(15,627)
Proceeds received from shareholders’ loans (note 30.9)	14,000	-	38,600	52,600
Repayment of shareholders’ loans (note 30.9)	(4,000)	-	(38,600)	(42,600)
Proceeds received from loans payable (note 30.9)	402,300	-	(38,600)	363,700
Repayment of loans payable (note 30.9)	(386,400)	-	38,600	(347,800)
Net cash generated by financing activities	16,702	(6,429)	-	10,273

	December 31, 2016
Cash flow Statement (extract)	As previously reported	Other impacts	As currently reported
	RMB’000	RMB’000	RMB’000

Cash flow from operating activities
Loans receivable (note 30.8)	-	(213,138)	(213,138)
Net cash generated/(used) by operating activities	38,167	(213,138)	(174,971)
Net cash generated/(used) by operating activities	16,708	(213,138)	(196,430)

Cash flow from investing activities
Originated loan disbursements (note 30.8)	(446,264)	446,264	-
Repayments of loans from customers (note 30.8)	233,126	(233,126)	-
Net cash used in investing activities (note 30.8)	(213,138)	213,138	-

Cash flow from financing activities
Proceeds received from shareholders’ loans (note 30.10)	2,000	48,000	50,000
Repayments of shareholders’ loans (note 30.10)	(2,000)	(58,000)	(60,000)
Proceeds received from loans payable (note 30.10)	384,240	(48,000)	336,240
Repayments of loans payable (note 30.10)	(332,990)	58,000	(274,990)